N-4	Aug. 28, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account – I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 Complete Years following your last Premium payment, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.5% of the Remaining Premium withdrawn during the first Completed Year. For example, if you make an early withdrawal within the first Completed Year, you could pay a withdrawal charge of up to $8,500 on a $100,000 investment. The withdrawal charge then declines by 2%, 1% or 0.5% per year for each additional Completed Year, until the end of the seventh Completed Year, after which no charge is made.
Contract Charges- Transaction Expenses: Withdrawal Charge
Transaction Charges	In addition to withdrawal charges, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.			Contract Charges- Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
Contract Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	1.16%[1]	1.16%[1]	Contract Charges- Annual Contract Expenses: Core Contract Charge
	2. Investment options (Fund fees and expenses)	0.52%[2]	2.19%[2]	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	See current Rate Sheet Prospectus Supplement[3]	See current Rate Sheet Prospectus Supplement[3]	Contract Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges that substantially increase costs.

1.    As a percentage of Contract Value of the Investment Divisions.

2.    As a percentage of average Fund net assets.

3.    This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-2.html.

Charges for Early Withdrawals [Text Block]	If you withdraw money from your Contract within 7 Complete Years following your last Premium payment, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.5% of the Remaining Premium withdrawn during the first Completed Year. For example, if you make an early withdrawal within the first Completed Year, you could pay a withdrawal charge of up to $8,500 on a $100,000 investment. The withdrawal charge then declines by 2%, 1% or 0.5% per year for each additional Completed Year, until the end of the seventh Completed Year, after which no charge is made.
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.50%
Surrender Charge Example Maximum [Dollars]	$ 8,500
Transaction Charges [Text Block]	In addition to withdrawal charges, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
Ongoing Fees and Expenses [Table Text Block]	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.16%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.16%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value of the Investment Divisions.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.52%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.19%
Investment Options Footnotes [Text Block]	As a percentage of average Fund net assets.
Optional Benefits Footnotes [Text Block]	This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-2.html.
Lowest and Highest Annual Cost [Table Text Block]

	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.		Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
	Withdrawal charges apply for up to 7 years following your last Premium payment. They will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.		Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks

Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Risks [Table Text Block]

	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.		Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
	Withdrawal charges apply for up to 7 years following your last Premium payment. They will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.		Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks

Investment Restrictions [Text Block]
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.

Optional Benefit Restrictions [Text Block]
•Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue an add-on benefit at any time.

Tax Implications [Text Block]
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Investment Professional Compensation [Text Block]	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]
FEES AND EXPENSES TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning, and making partial or total withdrawals from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.

Fees and expenses also may apply after the Income Date. For more information, please see “Commutation Fee” on page 26, and “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 138.

The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Withdrawal Charge (as a percentage of Remaining Premium)
Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
	8.5%	7.5%	6.5%	5.5%	5.0%	4.0%	2.0%	0%

Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0%
	Maximum	3.5%
Expedited Delivery Charge[2]		$22.50
Wire Transfers (for withdrawals)[3]		$25

1.    Premium taxes generally range from 0% to 3.5% and vary by state.

2.    Between Monday and Friday, the Expedited Delivery Charge is $10. On Saturday, the Expedited Delivery Charge is $22.50.

3.    Standard wire fees are $20, international wire fees are $25.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an add-on benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Charges	Maximum Charge
Annual Contract Maintenance Charge[1]	$35
Base Contract Charges (% of average daily account value of Investment Divisions)	Maximum Charge
Core Contract Charge[2]	1.15%

1.    This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

2.    This charge is reduced to 1.00% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 1.15%.

Optional Benefit Charges
Add-On Death Benefit Charges (% of benefit base)[1]	Maximum Charge
Roll-up Guaranteed Minimum Death Benefit (“GMDB”)	1.80%
Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit	0.60%
Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (“GMDB”)	2.00%
Flex DB6 (only available with specified benefit options on Flex GMWB)[2]	1.60%
LifeGuard Freedom Accelerator DB (only available with the LifeGuard Freedom Accelerator GMWB) (no longer offered as of August 28, 2023)	1.40%

Add-On Guaranteed Minimum Withdrawal Benefit (“GMWB”) Charges (% of benefit base)[3]	Maximum Charge
For Life GMWB With Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (“Flex Net GMWB”)[8,12]	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (“Flex Net With Joint Option GMWB”)[9,13]	3.00%
For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“Flex GMWB”)[4,7]	3.00%
Joint For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“Flex With Joint Option GMWB”)[5,10]	3.00%
For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up ("Flex Strategic Income GMWB")[11]	3.00%
Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up ("Flex Strategic Income With Joint Option GMWB")[11]	3.00%
For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credit And Annual Step-Up (“LifeGuard Freedom Accelerator® GMWB”) (no longer offered as of August 28, 2023)	2.30%
Joint For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credit And Annual Step-Up (“LifeGuard Freedom Accelerator with Joint Option GMWB”) (no longer offered as of August 28, 2023)	2.50%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)	2.20%

1.    The charges for all the add-on death benefits, except for Flex DB and LifeGuard Freedom Accelerator DB, are calculated based on the applicable percentage of the GMWB Benefit Base. For Flex DB and LifeGuard Freedom Accelerator DB, the charge is calculated based on the applicable percentage of the GMWB Death Benefit.

2.    The maximum annual charges used in the table are based on election of the Flex Core benefit option.

3.    The charges for all the add-on guaranteed minimum withdrawal benefits, except for MarketGuard Stretch GMWB, are calculated based on the applicable percentage of the GWB. For MarketGuard Stretch GMWB, the charge is calculated based on the applicable percentage of the GMWB Charge Base.

4.    The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex GMWB. The Flex GMWB includes different benefit options you may elect, and each benefit option results in different charges.

5.    The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex with Joint Option GMWB. The Flex with Joint Option GMWB includes different benefit options you may elect, and each benefit option results in different charges.

6.    Prior to August 28, 2023, Flex DB was called LifeGuard Freedom Flex DB.

7.    Prior to August 28, 2023, Flex GMWB was called LifeGuard Freedom Flex GMWB.

[8].    Prior to August 28, 2023, Flex Net GMWB was called LifeGuard Freedom Net GMWB.

[9].    Prior to August 28, 2023, Flex Net With Joint Option GMWB was called LifeGuard Freedom Net With Joint Option GMWB.

[10].    Prior to August 28, 2023, Flex With Joint Option GMWB was called LifeGuard Freedom Flex With Joint Option GMWB.

[11].    The maximum annual charges used in the table are based on the GMWB charge assessed during the Accelerated Withdrawal Period.

[12].    The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex Net GMWB. The Flex Net GMWB includes different benefit options you may elect, and each benefit option results in different charges.

[13].    The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex Net with Joint Option GMWB. The Flex Net with Joint Option GMWB includes different benefit options you may elect, and each benefit option results in different charges.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the Funds and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.
Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2021.	0.52%	2.19%
EXAMPLE

The table below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and add-on benefits available for an additional charge (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$16,701	$30,290	$43,025	$69,275	$16,701	$23,790	$38,025	$69,275	$8,201	$23,790	$38,025	$69,275

*Withdrawal charges apply to annuitizations occurring within one year of the Contract’s Issue Date.

The example does not represent past or future expenses. Your actual costs may be higher or lower.

Transaction Expenses [Table Text Block]

Withdrawal Charge (as a percentage of Remaining Premium)
Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
	8.5%	7.5%	6.5%	5.5%	5.0%	4.0%	2.0%	0%

Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0%
	Maximum	3.5%
Expedited Delivery Charge[2]		$22.50
Wire Transfers (for withdrawals)[3]		$25

1.    Premium taxes generally range from 0% to 3.5% and vary by state.

2.    Between Monday and Friday, the Expedited Delivery Charge is $10. On Saturday, the Expedited Delivery Charge is $22.50.

3.    Standard wire fees are $20, international wire fees are $25.

Exchange Fee, Current [Dollars]	$ 25
Annual Contract Expenses [Table Text Block]

Administrative Charges	Maximum Charge
Annual Contract Maintenance Charge[1]	$35
Base Contract Charges (% of average daily account value of Investment Divisions)	Maximum Charge
Core Contract Charge[2]	1.15%

1.    This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

2.    This charge is reduced to 1.00% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 1.15%.

Optional Benefit Charges
Add-On Death Benefit Charges (% of benefit base)[1]	Maximum Charge
Roll-up Guaranteed Minimum Death Benefit (“GMDB”)	1.80%
Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit	0.60%
Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (“GMDB”)	2.00%
Flex DB6 (only available with specified benefit options on Flex GMWB)[2]	1.60%
LifeGuard Freedom Accelerator DB (only available with the LifeGuard Freedom Accelerator GMWB) (no longer offered as of August 28, 2023)	1.40%

Add-On Guaranteed Minimum Withdrawal Benefit (“GMWB”) Charges (% of benefit base)[3]	Maximum Charge
For Life GMWB With Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (“Flex Net GMWB”)[8,12]	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (“Flex Net With Joint Option GMWB”)[9,13]	3.00%
For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“Flex GMWB”)[4,7]	3.00%
Joint For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“Flex With Joint Option GMWB”)[5,10]	3.00%
For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up ("Flex Strategic Income GMWB")[11]	3.00%
Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up ("Flex Strategic Income With Joint Option GMWB")[11]	3.00%
For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credit And Annual Step-Up (“LifeGuard Freedom Accelerator® GMWB”) (no longer offered as of August 28, 2023)	2.30%
Joint For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credit And Annual Step-Up (“LifeGuard Freedom Accelerator with Joint Option GMWB”) (no longer offered as of August 28, 2023)	2.50%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)	2.20%

1.    The charges for all the add-on death benefits, except for Flex DB and LifeGuard Freedom Accelerator DB, are calculated based on the applicable percentage of the GMWB Benefit Base. For Flex DB and LifeGuard Freedom Accelerator DB, the charge is calculated based on the applicable percentage of the GMWB Death Benefit.

2.    The maximum annual charges used in the table are based on election of the Flex Core benefit option.

3.    The charges for all the add-on guaranteed minimum withdrawal benefits, except for MarketGuard Stretch GMWB, are calculated based on the applicable percentage of the GWB. For MarketGuard Stretch GMWB, the charge is calculated based on the applicable percentage of the GMWB Charge Base.

4.    The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex GMWB. The Flex GMWB includes different benefit options you may elect, and each benefit option results in different charges.

5.    The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex with Joint Option GMWB. The Flex with Joint Option GMWB includes different benefit options you may elect, and each benefit option results in different charges.

6.    Prior to August 28, 2023, Flex DB was called LifeGuard Freedom Flex DB.

7.    Prior to August 28, 2023, Flex GMWB was called LifeGuard Freedom Flex GMWB.

[8].    Prior to August 28, 2023, Flex Net GMWB was called LifeGuard Freedom Net GMWB.

[9].    Prior to August 28, 2023, Flex Net With Joint Option GMWB was called LifeGuard Freedom Net With Joint Option GMWB.

[10].    Prior to August 28, 2023, Flex With Joint Option GMWB was called LifeGuard Freedom Flex With Joint Option GMWB.

[11].    The maximum annual charges used in the table are based on the GMWB charge assessed during the Accelerated Withdrawal Period.

[12].    The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex Net GMWB. The Flex Net GMWB includes different benefit options you may elect, and each benefit option results in different charges.

[13].    The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex Net with Joint Option GMWB. The Flex Net with Joint Option GMWB includes different benefit options you may elect, and each benefit option results in different charges.

Administrative Expense, Maximum [Dollars]	$ 35
Administrative Expense, Footnotes [Text Block]	This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.15%
Base Contract Expense, Footnotes [Text Block]	This charge is reduced to 1.00% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 1.15%.
Optional Benefit Expense, Footnotes [Text Block]	The charges for all the add-on death benefits, except for Flex DB and LifeGuard Freedom Accelerator DB, are calculated based on the applicable percentage of the GMWB Benefit Base. For Flex DB and LifeGuard Freedom Accelerator DB, the charge is calculated based on the applicable percentage of the GMWB Death Benefit.The charges for all the add-on guaranteed minimum withdrawal benefits, except for MarketGuard Stretch GMWB, are calculated based on the applicable percentage of the GWB. For MarketGuard Stretch GMWB, the charge is calculated based on the applicable percentage of the GMWB Charge Base.
Annual Portfolio Company Expenses [Table Text Block]

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2021.	0.52%	2.19%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2021.
Portfolio Company Expenses Minimum [Percent]	0.52%
Portfolio Company Expenses Maximum [Percent]	2.19%
Surrender Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$16,701	$30,290	$43,025	$69,275	$16,701	$23,790	$38,025	$69,275	$8,201	$23,790	$38,025	$69,275

Surrender Expense, 1 Year, Maximum [Dollars]	$ 16,701
Surrender Expense, 3 Years, Maximum [Dollars]	30,290
Surrender Expense, 5 Years, Maximum [Dollars]	43,025
Surrender Expense, 10 Years, Maximum [Dollars]	$ 69,275
Annuitize Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$16,701	$30,290	$43,025	$69,275	$16,701	$23,790	$38,025	$69,275	$8,201	$23,790	$38,025	$69,275

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 16,701
Annuitized Expense, 3 Years, Maximum [Dollars]	23,790
Annuitized Expense, 5 Years, Maximum [Dollars]	38,025
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 69,275
No Surrender Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$16,701	$30,290	$43,025	$69,275	$16,701	$23,790	$38,025	$69,275	$8,201	$23,790	$38,025	$69,275

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,201
No Surrender Expense, 3 Years, Maximum [Dollars]	23,790
No Surrender Expense, 5 Years, Maximum [Dollars]	38,025
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 69,275
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the prospectus and SAI.

Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.

Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.

Withdrawal Risk (Illiquidity Risk). Withdrawal charges apply for up to seven years after your last Premium payment. They will reduce the value of your policy Contract if you withdraw money during that time. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the Contract. There may be adverse tax consequences if you make early withdrawals under the Contract.

Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson. Any obligations (including those of the Fixed Account), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. If Jackson experiences financial distress, it may not be able to meet its obligations to you.

Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Dollar Cost Averaging Plus (DCA+), Earnings Sweep, Rebalancing programs and/or add-on benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.

Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits or any GMWB. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Fees and Charges. Deduction of Contract fees and charges (including withdrawal charges), and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement and disclosed in the fee tables.
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract Owner information confidential).

Add-On Benefits. You may never need or use certain features provided by the Contract. In that case, you may pay for a feature for which you never realize any benefits.

Certain benefits are subject to conditions including waiting periods. You may die before you are able to access certain benefits under the Contract. Alternatively, you may not live long enough to receive enough benefit from the add-on benefits to exceed the amount of the fees you pay for those benefits. You may need to make early or excess withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits.

The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s add-on benefits available for an additional charge.

Certain benefits may limit withdrawals or other rights under the Contract. If your Contract includes one of the add-on benefits, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Add-on benefits are available at issue or on your Contract Anniversary. If you do not elect an add-on benefit at issue, it is likely that the rates associated with your add-on benefit, including the Bonus percentages, Guaranteed Withdrawal Balance Adjustment percentages, Guaranteed Annual Withdrawal Amount percentages, and Deferral Credit percentages may be lower than the rates you would have received if you had elected the add-on benefit at issue. It is also possible that the charge for the add-on benefit elected on your Contract Anniversary may be higher than the charge that would have been applicable if you had elected the add-on benefit at issue. Please note that we may make changes to which add-on benefits are available for election on your Contract Anniversary. For current availability of add-on benefits available for election post-issue, please see the most recent Post-Issue Rate Sheet Prospectus Supplement(s) at www.jackson.com/product-literature-2.html.

Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.

Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.

Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.

Fixed Account Option Rates. The rates we declare for the Fixed Account Options may be lower than you would find acceptable.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract. The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-2.html. For a list of historical add-on benefit charges, please see “Appendix F (Historical Add-On Benefit Charges).”

Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your Beneficiaries will receive a benefit of at least equal to the greater of your Contract Value or your total Premiums paid.	No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.

Add-On Death Benefits Available For a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Roll-up GMDB	Provides a death benefit that increases at an annual interest rate until the Contract Anniversary immediately preceding the oldest Covered Life’s 81st birthday.	Maximum 1.80% (as a percentage of benefit base)
•Interest rate depends on age and date of election.
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Roll-up GMDB add-on death benefit.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Highest Quarterly Anniversary Value GMDB	Provides a new locked-in higher death benefit on each Contract quarterly anniversary (prior to the oldest Covered Life’s 81st birthday) if your investments increase in value	Maximum 0.60% (as a percentage of benefit base)
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Highest Quarterly Anniversary Value GMDB add-on death benefit.

Combination Roll-up and Highest Quarterly Anniversary Value GMDB	Provides a minimum death benefit equal to the greater of (ii) the Roll-up GMDB and (ii) the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit.	Maximum 2.00% (as a percentage of benefit base)
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Combination Roll-up and Highest Quarterly Anniversary Value GMDB add-on death benefit.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Flex DB (previously called LifeGuard Freedom Flex DB)	Provides a minimum death benefit equal, upon election, to the Flex GMWB Guaranteed Withdrawal Balance (GWB), and subsequently increased for net Premiums (subject to a maximum), and reduced for excess withdrawals.	Maximum 1.60% (as a percentage of the GMWB Death Benefit)
•Available only at issue and only with the certain benefit options under the Flex GMWB (previously called the LifeGuard Freedom Flex GMWB).
•Withdrawal percentages depend on age and date of election.
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Flex DB add-on death benefit.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
LifeGuard Freedom Accelerator DB
This benefit is a way to compliment your lifetime income with an enhanced death benefit. It provides a minimum death benefit equal, upon election, to the LifeGuard Freedom Accelerator Guaranteed Withdrawal Balance (GWB), and subsequently increased for net Premiums (subject to a maximum), and reduced for excess withdrawals.
Maximum 1.40% (as a percentage of the GMWB Death Benefit)
•Effective August 28, 2023, this benefit is no longer available for election.
•Available only at issue and in conjunction with the LifeGuard Freedom Accelerator GMWB.
•Withdrawal and deferral credit percentages depend on age and date of election.
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the LifeGuard Freedom Accelerator DB add-on death benefit.

Add-On Living Benefits Available for a Fee

Availability of all add-on living benefits are subject to age limitations and other eligibility conditions. Only one add-on living benefit may be elected. The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-2.html. For a list of historical add-on benefit charges, please see “Appendix F (Historical Add-On Benefit Charges).” All add-on living benefits:

•may be added on the Issue Date or a Contract Anniversary (with advance notice, subject to availability). The MarketGuard Stretch GMWB is subject to different election requirements;

•are subject to fee increases on each 5th Contract Anniversary (opting out will affect the benefit and the Contract);

•are subject to a maximum guaranteed withdrawal balance (“GWB”) of $10 million;

•terminate on the Income Date; and

•cannot be cancelled by you (except upon spousal continuation).

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Flex Net GMWB (Single) and (Joint) (previously called Lifeguard Freedom Net GMWB)
This benefit provides a feature that allows you to have guaranteed income for life (or joint lives under the Joint for Life option) plus greater access to your earnings. It uses an annual bonus and step-ups to help increase your Guaranteed Withdrawal Balance (“GWB”), the “protected balance” from which you take income. The features of this benefit provide more flexibility so you can plan for your unique needs. The primary features are the Guaranteed Annual Withdrawal Amount (“GAWA”) and the Earnings Sensitive Adjustment (ESA). Your GAWA is the minimum amount of income you’ll be able to count on annually and is based on your age at the time of your first withdrawal. The ESA allows you to take more income when you have earnings over your previous year’s Contract Value (GMWB earnings).

Single Life Option: Maximum: 3.00% Joint Life Option: Maximum: 3.00% (The maximum annual charges are based on election of the highest cost benefit option) (as a percentage of benefit base)
•GAWA% depends on age and income stream included with selected benefit option at time of first withdrawal.
•Bonus applies for limited period and requires no withdrawals.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Flex GMWB (Single) and (Joint) (previously called LifeGuard Freedom Flex GMWB)
Offers a unique level of flexibility because you can choose from a range of bonus options to increase your Guaranteed Withdrawal Balance (“GWB”). In down or flat market years, you can receive a bonus in years you don’t take withdrawals, when your contract does well, you can lock in investment gains with step-ups, and as your protected GWB steps up, your bonus amount can also grow.
Single Life Option: Maximum: 3.00% Joint Life Option: Maximum: 3.00% (The maximum annual charges are based on election of the most expensive combination of options.) (as a percentage of benefit base)
•GAWA% depends on age and income stream level included with selected benefit option at time of first withdrawal.
•Bonus applies for limited period and requires no withdrawals.
•Amount of guaranteed withdrawals depends on the benefit option and specified combination of optional features under the benefit.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.

Flex Strategic Income GMWB (Single) and (Joint).
Guarantees the withdrawal of a minimum annual amount for life, regardless of the performance of the underlying investment options. Provides for a higher guaranteed annual withdrawal amount for a defined period.
Single Life Option: Maximum: 3.00% Joint Life Option: Maximum: 3.00% (as a percentage of benefit base)
•GAWA% depends on age at time of first withdrawal.
•GAWA after the expiration of the Accelerated Withdrawal Period and when the Contract Value has reduced to zero is calculated at a lower rate than GAWA during the Accelerated Withdrawal Period.
•Bonus applies for limited period and requires no withdrawals.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
LifeGuard Freedom Accelerator GMWB (Single) and (Joint)
This benefit is a way to provide you with protected lifetime income (or provide you and a joint Owner with protected lifetime income under the joint option). Annual step-ups in years in which the market performs well increase the Guaranteed Withdrawal Balance (“GWB”). In addition, annual Deferral Credits combine with the Guaranteed Annual Withdrawal Amount (“GAWA”) percentage and grow in years you wait to take income, regardless of what is happening in the market. May be appropriate for those individuals looking for opportunities for growth to increase the annual withdrawal amount and who are seeking flexibility to start and stop withdrawals, without negatively impacting the guarantees.
Single Life Option: Maximum: 2.30% Joint Life Option: Maximum: 2.50% (as a percentage of benefit base)
•Effective August 28, 2023, this benefit is no longer available for election.
•Initial GAWA% and deferral credit % depend on age on benefit effective date.
•Deferral credits apply for limited period and require no withdrawals.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.
•Additional premiums limited.

MarketGuard Stretch GMWB
GMWB guarantees partial withdrawals during the Contract’s accumulation phase until the earlies of (i) the Owner’s death, until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value, or (iii) the Contract Anniversary occurring in the GMWB Maturity Year.
Maximum: 2.20% (as a percentage of benefit base)
•GAWA% depends on age and selected income stream at time of first withdrawal.
•The GWB can never be more than $10 million, and the GWB is reduced by each withdrawal.This GMWB is not available on a Contract that already has a GMWB.
•Effective April 27, 2020, this add-on benefit is no longer available on tax-qualified contracts.

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Terminal Illness Benefit/ Extended Care Benefit	Increases the amount that can be withdrawn from your Contract without a withdrawal charge if you experience certain qualifying events such as: (i) diagnosis with an illness that will result in your death within 12 months; or (ii) confinement to a nursing home or hospital for 90 consecutive days.	None
•Maximum free withdrawal amount is $250,000 of your Contract Value.
•Can only be exercised once.
•Any Market Value Adjustment still applies.
•Physician’s statement required.
•Qualifying event must occur after the Contract was issued.

Rebalancing	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.	None	•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.

Dollar Cost Averaging Plus (DCA+)	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.

Earnings Sweep
Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/WMC Government Money Market Investment Division).
		None	•May only be added within 30 days of the issue date of your Contract. •You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Capital Protection Program
Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of your selected Fixed Account Option period, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s).
None
•Effective August 28, 2023, this benefit is no longer available for election.
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.

Benefits Available [Table Text Block]
Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your Beneficiaries will receive a benefit of at least equal to the greater of your Contract Value or your total Premiums paid.	No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.

Add-On Death Benefits Available For a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Roll-up GMDB	Provides a death benefit that increases at an annual interest rate until the Contract Anniversary immediately preceding the oldest Covered Life’s 81st birthday.	Maximum 1.80% (as a percentage of benefit base)
•Interest rate depends on age and date of election.
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Roll-up GMDB add-on death benefit.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Highest Quarterly Anniversary Value GMDB	Provides a new locked-in higher death benefit on each Contract quarterly anniversary (prior to the oldest Covered Life’s 81st birthday) if your investments increase in value	Maximum 0.60% (as a percentage of benefit base)
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Highest Quarterly Anniversary Value GMDB add-on death benefit.

Combination Roll-up and Highest Quarterly Anniversary Value GMDB	Provides a minimum death benefit equal to the greater of (ii) the Roll-up GMDB and (ii) the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit.	Maximum 2.00% (as a percentage of benefit base)
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Combination Roll-up and Highest Quarterly Anniversary Value GMDB add-on death benefit.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Flex DB (previously called LifeGuard Freedom Flex DB)	Provides a minimum death benefit equal, upon election, to the Flex GMWB Guaranteed Withdrawal Balance (GWB), and subsequently increased for net Premiums (subject to a maximum), and reduced for excess withdrawals.	Maximum 1.60% (as a percentage of the GMWB Death Benefit)
•Available only at issue and only with the certain benefit options under the Flex GMWB (previously called the LifeGuard Freedom Flex GMWB).
•Withdrawal percentages depend on age and date of election.
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Flex DB add-on death benefit.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
LifeGuard Freedom Accelerator DB
This benefit is a way to compliment your lifetime income with an enhanced death benefit. It provides a minimum death benefit equal, upon election, to the LifeGuard Freedom Accelerator Guaranteed Withdrawal Balance (GWB), and subsequently increased for net Premiums (subject to a maximum), and reduced for excess withdrawals.
Maximum 1.40% (as a percentage of the GMWB Death Benefit)
•Effective August 28, 2023, this benefit is no longer available for election.
•Available only at issue and in conjunction with the LifeGuard Freedom Accelerator GMWB.
•Withdrawal and deferral credit percentages depend on age and date of election.
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the LifeGuard Freedom Accelerator DB add-on death benefit.

Add-On Living Benefits Available for a Fee

Availability of all add-on living benefits are subject to age limitations and other eligibility conditions. Only one add-on living benefit may be elected. The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-2.html. For a list of historical add-on benefit charges, please see “Appendix F (Historical Add-On Benefit Charges).” All add-on living benefits:

•may be added on the Issue Date or a Contract Anniversary (with advance notice, subject to availability). The MarketGuard Stretch GMWB is subject to different election requirements;

•are subject to fee increases on each 5th Contract Anniversary (opting out will affect the benefit and the Contract);

•are subject to a maximum guaranteed withdrawal balance (“GWB”) of $10 million;

•terminate on the Income Date; and

•cannot be cancelled by you (except upon spousal continuation).

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Flex Net GMWB (Single) and (Joint) (previously called Lifeguard Freedom Net GMWB)
This benefit provides a feature that allows you to have guaranteed income for life (or joint lives under the Joint for Life option) plus greater access to your earnings. It uses an annual bonus and step-ups to help increase your Guaranteed Withdrawal Balance (“GWB”), the “protected balance” from which you take income. The features of this benefit provide more flexibility so you can plan for your unique needs. The primary features are the Guaranteed Annual Withdrawal Amount (“GAWA”) and the Earnings Sensitive Adjustment (ESA). Your GAWA is the minimum amount of income you’ll be able to count on annually and is based on your age at the time of your first withdrawal. The ESA allows you to take more income when you have earnings over your previous year’s Contract Value (GMWB earnings).

Single Life Option: Maximum: 3.00% Joint Life Option: Maximum: 3.00% (The maximum annual charges are based on election of the highest cost benefit option) (as a percentage of benefit base)
•GAWA% depends on age and income stream included with selected benefit option at time of first withdrawal.
•Bonus applies for limited period and requires no withdrawals.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Flex GMWB (Single) and (Joint) (previously called LifeGuard Freedom Flex GMWB)
Offers a unique level of flexibility because you can choose from a range of bonus options to increase your Guaranteed Withdrawal Balance (“GWB”). In down or flat market years, you can receive a bonus in years you don’t take withdrawals, when your contract does well, you can lock in investment gains with step-ups, and as your protected GWB steps up, your bonus amount can also grow.
Single Life Option: Maximum: 3.00% Joint Life Option: Maximum: 3.00% (The maximum annual charges are based on election of the most expensive combination of options.) (as a percentage of benefit base)
•GAWA% depends on age and income stream level included with selected benefit option at time of first withdrawal.
•Bonus applies for limited period and requires no withdrawals.
•Amount of guaranteed withdrawals depends on the benefit option and specified combination of optional features under the benefit.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.

Flex Strategic Income GMWB (Single) and (Joint).
Guarantees the withdrawal of a minimum annual amount for life, regardless of the performance of the underlying investment options. Provides for a higher guaranteed annual withdrawal amount for a defined period.
Single Life Option: Maximum: 3.00% Joint Life Option: Maximum: 3.00% (as a percentage of benefit base)
•GAWA% depends on age at time of first withdrawal.
•GAWA after the expiration of the Accelerated Withdrawal Period and when the Contract Value has reduced to zero is calculated at a lower rate than GAWA during the Accelerated Withdrawal Period.
•Bonus applies for limited period and requires no withdrawals.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
LifeGuard Freedom Accelerator GMWB (Single) and (Joint)
This benefit is a way to provide you with protected lifetime income (or provide you and a joint Owner with protected lifetime income under the joint option). Annual step-ups in years in which the market performs well increase the Guaranteed Withdrawal Balance (“GWB”). In addition, annual Deferral Credits combine with the Guaranteed Annual Withdrawal Amount (“GAWA”) percentage and grow in years you wait to take income, regardless of what is happening in the market. May be appropriate for those individuals looking for opportunities for growth to increase the annual withdrawal amount and who are seeking flexibility to start and stop withdrawals, without negatively impacting the guarantees.
Single Life Option: Maximum: 2.30% Joint Life Option: Maximum: 2.50% (as a percentage of benefit base)
•Effective August 28, 2023, this benefit is no longer available for election.
•Initial GAWA% and deferral credit % depend on age on benefit effective date.
•Deferral credits apply for limited period and require no withdrawals.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.
•Additional premiums limited.

MarketGuard Stretch GMWB
GMWB guarantees partial withdrawals during the Contract’s accumulation phase until the earlies of (i) the Owner’s death, until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value, or (iii) the Contract Anniversary occurring in the GMWB Maturity Year.
Maximum: 2.20% (as a percentage of benefit base)
•GAWA% depends on age and selected income stream at time of first withdrawal.
•The GWB can never be more than $10 million, and the GWB is reduced by each withdrawal.This GMWB is not available on a Contract that already has a GMWB.
•Effective April 27, 2020, this add-on benefit is no longer available on tax-qualified contracts.

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Terminal Illness Benefit/ Extended Care Benefit	Increases the amount that can be withdrawn from your Contract without a withdrawal charge if you experience certain qualifying events such as: (i) diagnosis with an illness that will result in your death within 12 months; or (ii) confinement to a nursing home or hospital for 90 consecutive days.	None
•Maximum free withdrawal amount is $250,000 of your Contract Value.
•Can only be exercised once.
•Any Market Value Adjustment still applies.
•Physician’s statement required.
•Qualifying event must occur after the Contract was issued.

Rebalancing	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.	None	•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.

Dollar Cost Averaging Plus (DCA+)	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.

Earnings Sweep
Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/WMC Government Money Market Investment Division).
		None	•May only be added within 30 days of the issue date of your Contract. •You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Capital Protection Program
Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of your selected Fixed Account Option period, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s).
None
•Effective August 28, 2023, this benefit is no longer available for election.
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.

Optional Benefit Expense, Footnotes [Text Block]	The charges for all the add-on death benefits, except for Flex DB and LifeGuard Freedom Accelerator DB, are calculated based on the applicable percentage of the GMWB Benefit Base. For Flex DB and LifeGuard Freedom Accelerator DB, the charge is calculated based on the applicable percentage of the GMWB Death Benefit.The charges for all the add-on guaranteed minimum withdrawal benefits, except for MarketGuard Stretch GMWB, are calculated based on the applicable percentage of the GWB. For MarketGuard Stretch GMWB, the charge is calculated based on the applicable percentage of the GMWB Charge Base.
Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	-13.76%	4.95%	6.04%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.82%²	-12.86%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%²	-7.52%	N/A	N/A
Fixed Income	JNL/American Funds Capital World Bond Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.04%²	-17.90%	-2.07%	-0.79%
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.06%²	-25.05%	6.73%	N/A
International/Global Equity	JNL/American Funds Global Small Capitalization Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.25%²	-29.80%	2.47%	6.50%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.90%²	-30.15%	10.77%	13.22%
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	-16.82%	7.42%	11.10%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.17%²	-21.08%	-1.41%	3.52%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.26%²	-22.42%	1.89%	3.84%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	-8.90%	6.72%	10.89%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC; and Western Asset Management Company, LLC)	2.19%	-10.41%	0.77%	N/A
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC; and Wellington Management Company LLP)	1.22%	-24.13%	-4.47%	-0.72%
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	1.21%	-30.44%	N/A	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	1.08%	-16.44%	7.62%	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.97%	-31.08%	6.69%	9.05%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, LLC; River Road Asset Management, LLC; and WCM Investment Management, LLC)	1.09%	-12.16%	4.06%	7.41%
Allocation	JNL iShares Tactical Moderate Fund
	(Mellon Investments Corporation)	0.79%	-13.15%	1.92%	3.71%
Allocation	JNL iShares Tactical Moderate Growth Fund
	(Mellon Investments Corporation)	0.81%	-14.36%	3.01%	5.51%
Allocation	JNL iShares Tactical Growth Fund
	(Mellon Investments Corporation)	0.82%	-15.35%	3.86%	6.84%
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.98%	-17.24%	3.87%	6.06%
Allocation	JNL/American Funds Growth Allocation Fund
		1.00%	-19.31%	5.14%	7.71%
International/Global Equity	JNL/AB Sustainable Global Thematic Fund
	(AllianceBernstein L.P.)	1.16%	N/A	N/A	N/A
U.S. Equity	JNL/AQR Large Cap Defensive Style Fund
	(AQR Capital Management, LLC)	0.86%	-8.57%	N/A	N/A
International/Global Equity	JNL/Baillie Gifford International Growth Fund
	(Baillie Gifford Overseas Limited)	0.98%	-37.23%	0.73%	N/A
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC)	1.07%	-15.48%	3.24%	4.78%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	0.98%	17.66%	8.76%	2.96%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.84%²	-37.88%	6.91%	11.66%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.97%	-7.05%	0.94%	3.51%
U.S. Equity	JNL/ClearBridge Large Cap Growth Fund
	(ClearBridge Investments, LLC)	0.95%	-32.51%	7.02%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.90%	-12.05%	N/A	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.80%	-15.60%	8.19%	11.44%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.98%	-13.75%	5.44%	9.76%
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	-13.28%	-0.53%	0.75%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	1.07%	-15.05%	-0.93%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	1.01%	-23.70%	6.82%	N/A
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.82%	-13.02%	-0.91%	N/A
Fixed Income	JNL/Fidelity Institutional Asset Management® Total Bond Fund
	(FIAM LLC)	0.81%	-13.46%	0.03%	0.98%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	1.15%	-4.01%	4.41%	5.18%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.93%	-4.42%	4.21%	5.33%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.69%	-10.92%	8.13%	11.37%
International/Global Equity	JNL/Harris Oakmark Global Equity Fund
	(Harris Associates L.P.)	1.14%	-15.99%	2.06%	N/A
U.S. Equity	JNL/Invesco Diversified Dividend Fund
	(Invesco Advisers, Inc.)	0.99%	-1.97%	6.09%	N/A
International/Global Equity	JNL/Invesco Global Growth Fund
	(Invesco Advisers, Inc.)	0.95%	-32.23%	2.69%	7.59%
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	1.06%	-35.30%	4.20%	9.75%
Allocation	JNL/JPMorgan Global Allocation Fund
	(J.P. Morgan Investment Management Inc.)	1.07%²	-19.04%	1.14%	N/A
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.96%	-8.44%	N/A	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	-27.08%	9.75%	12.92%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.70%	-11.66%	-0.23%	0.49%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	-2.96%	5.88%	8.12%
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	1.00%	-26.25%	N/A	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.80%	-4.95%	N/A	N/A
U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.65%	-7.46%	7.68%	11.79%
International/Global Equity	JNL/Mellon Emerging Markets Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.74%²	-18.97%	-1.76%	0.70%
International/Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.65%	-18.05%	5.90%	7.13%
U.S. Equity	JNL/Mellon Nasdaq® 100 Index Fund
	(Mellon Investments Corporation)	0.65%	-32.82%	11.64%	15.41%
U.S. Equity	JNL/Mellon S&P 500 Index Fund
	(Mellon Investments Corporation)	0.52%	-18.53%	8.87%	11.98%
U.S. Equity	JNL/Mellon S&P 400 MidCap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	-13.54%	6.13%	10.21%
U.S. Equity	JNL/Mellon Small Cap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	-16.64%	5.34%	9.80%
International/Global Equity	JNL/Mellon International Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.62%²	-14.20%	1.27%	4.24%
Fixed Income	JNL/Mellon Bond Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	-13.54%	-0.57%	0.46%
U.S. Equity	JNL/Mellon U.S. Stock Market Index Fund
	(Mellon Investments Corporation)	0.60%	-19.92%	8.14%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	-9.01%	7.36%	9.61%
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.71%	-19.99%	9.52%	N/A
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.91%	3.80%	10.42%	12.89%
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.94%	-8.09%	1.16%	N/A
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	0.95%	-11.79%	1.89%	0.80%
Fixed Income	JNL/PPM America Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.95%	-4.65%	1.25%	2.15%
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.75%	-11.72%	1.26%	3.06%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.78%	-14.08%	0.28%	1.62%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.67%	-8.02%	6.64%	9.91%
Allocation	JNL/T. Rowe Price Balanced Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.99%²	-17.64%	3.56%	N/A
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.98%²	-11.95%	8.72%	N/A
U.S. Equity	JNL/T. Rowe Price Established Growth Fund
	(T. Rowe Price Associates, Inc.)	0.83%²	-38.83%	4.41%	10.87%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.99%²	-22.07%	6.87%	11.68%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.71%²	-4.65%	0.77%	0.72%
Fixed Income	JNL/T. Rowe Price U.S. High Yield Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.94%²	-14.81%	-0.07%	N/A
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.88%²	-11.51%	7.59%	11.20%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.70%	-14.04%	2.06%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.70%	-15.42%	3.08%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	-16.60%	4.16%	N/A
Fixed Income	JNL/Western Asset Global Multi-Sector Bond Fund
	(Western Asset Management Company, LLC; Sub-Sub-Advisers: Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.)	1.00%	-5.72%	-3.06%	-0.95%
International/Global Equity	JNL/William Blair International Leaders Fund
	(William Blair Investment Management, LLC)	0.96%	-25.10%	-0.30%	3.43%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.72%	-13.95%	5.35%	7.71%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.89%	0.50%	8.44%	N/A
Sector Equity	JNL/WMC Global Real Estate Fund
	(Wellington Management Company LLP)	1.03%	-27.58%	-1.55%	2.02%
Fixed Income	JNL/WMC Government Money Market Fund
	(Wellington Management Company LLP)	0.56%	0.92%	0.76%	0.39%
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.78%	-4.84%	7.01%	9.99%
Allocation	JNL/Goldman Sachs Managed Conservative Fund
	(Goldman Sachs Asset Management, L.P.)	1.04%	-14.61%	0.89%	2.21%
Allocation	JNL/Goldman Sachs Managed Moderate Fund
	(Goldman Sachs Asset Management, L.P.)	1.05%	-16.51%	2.12%	4.00%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Allocation	JNL/Goldman Sachs Managed Moderate Growth Fund
	(Goldman Sachs Asset Management, L.P.)	1.06%	-18.94%	3.30%	5.64%
Allocation	JNL/Goldman Sachs Managed Growth Fund
	(Goldman Sachs Asset Management, L.P.)	1.09%	-21.14%	4.63%	7.59%
Allocation	JNL/Goldman Sachs Managed Aggressive Growth Fund
	(Goldman Sachs Asset Management, L.P.)	1.11%	-22.15%	5.17%	8.43%
Allocation	JNL Conservative Allocation Fund
		1.15%	-13.19%	1.07%	2.03%
Allocation	JNL Moderate Allocation Fund
		1.15%	-14.70%	2.29%	4.10%
Allocation	JNL Moderate Growth Allocation Fund
		1.17%	-15.77%	3.16%	5.69%
Allocation	JNL Growth Allocation Fund
		1.17%	-18.64%	3.61%	6.76%
Allocation	JNL Aggressive Growth Allocation Fund
		1.18%	-19.81%	3.98%	7.30%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

Prospectuses Available [Text Block]
The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	-13.76%	4.95%	6.04%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.82%²	-12.86%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%²	-7.52%	N/A	N/A
Fixed Income	JNL/American Funds Capital World Bond Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.04%²	-17.90%	-2.07%	-0.79%
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.06%²	-25.05%	6.73%	N/A
International/Global Equity	JNL/American Funds Global Small Capitalization Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.25%²	-29.80%	2.47%	6.50%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.90%²	-30.15%	10.77%	13.22%
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	-16.82%	7.42%	11.10%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.17%²	-21.08%	-1.41%	3.52%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.26%²	-22.42%	1.89%	3.84%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%²	-8.90%	6.72%	10.89%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC; and Western Asset Management Company, LLC)	2.19%	-10.41%	0.77%	N/A
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC; and Wellington Management Company LLP)	1.22%	-24.13%	-4.47%	-0.72%
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	1.21%	-30.44%	N/A	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	1.08%	-16.44%	7.62%	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.97%	-31.08%	6.69%	9.05%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, LLC; River Road Asset Management, LLC; and WCM Investment Management, LLC)	1.09%	-12.16%	4.06%	7.41%
Allocation	JNL iShares Tactical Moderate Fund
	(Mellon Investments Corporation)	0.79%	-13.15%	1.92%	3.71%
Allocation	JNL iShares Tactical Moderate Growth Fund
	(Mellon Investments Corporation)	0.81%	-14.36%	3.01%	5.51%
Allocation	JNL iShares Tactical Growth Fund
	(Mellon Investments Corporation)	0.82%	-15.35%	3.86%	6.84%
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.98%	-17.24%	3.87%	6.06%
Allocation	JNL/American Funds Growth Allocation Fund
		1.00%	-19.31%	5.14%	7.71%
International/Global Equity	JNL/AB Sustainable Global Thematic Fund
	(AllianceBernstein L.P.)	1.16%	N/A	N/A	N/A
U.S. Equity	JNL/AQR Large Cap Defensive Style Fund
	(AQR Capital Management, LLC)	0.86%	-8.57%	N/A	N/A
International/Global Equity	JNL/Baillie Gifford International Growth Fund
	(Baillie Gifford Overseas Limited)	0.98%	-37.23%	0.73%	N/A
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC)	1.07%	-15.48%	3.24%	4.78%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	0.98%	17.66%	8.76%	2.96%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.84%²	-37.88%	6.91%	11.66%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.97%	-7.05%	0.94%	3.51%
U.S. Equity	JNL/ClearBridge Large Cap Growth Fund
	(ClearBridge Investments, LLC)	0.95%	-32.51%	7.02%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.90%	-12.05%	N/A	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.80%	-15.60%	8.19%	11.44%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.98%	-13.75%	5.44%	9.76%
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	-13.28%	-0.53%	0.75%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	1.07%	-15.05%	-0.93%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	1.01%	-23.70%	6.82%	N/A
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.82%	-13.02%	-0.91%	N/A
Fixed Income	JNL/Fidelity Institutional Asset Management® Total Bond Fund
	(FIAM LLC)	0.81%	-13.46%	0.03%	0.98%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	1.15%	-4.01%	4.41%	5.18%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.93%	-4.42%	4.21%	5.33%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.69%	-10.92%	8.13%	11.37%
International/Global Equity	JNL/Harris Oakmark Global Equity Fund
	(Harris Associates L.P.)	1.14%	-15.99%	2.06%	N/A
U.S. Equity	JNL/Invesco Diversified Dividend Fund
	(Invesco Advisers, Inc.)	0.99%	-1.97%	6.09%	N/A
International/Global Equity	JNL/Invesco Global Growth Fund
	(Invesco Advisers, Inc.)	0.95%	-32.23%	2.69%	7.59%
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	1.06%	-35.30%	4.20%	9.75%
Allocation	JNL/JPMorgan Global Allocation Fund
	(J.P. Morgan Investment Management Inc.)	1.07%²	-19.04%	1.14%	N/A
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.96%	-8.44%	N/A	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	-27.08%	9.75%	12.92%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.70%	-11.66%	-0.23%	0.49%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	-2.96%	5.88%	8.12%
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	1.00%	-26.25%	N/A	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.80%	-4.95%	N/A	N/A
U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.65%	-7.46%	7.68%	11.79%
International/Global Equity	JNL/Mellon Emerging Markets Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.74%²	-18.97%	-1.76%	0.70%
International/Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.65%	-18.05%	5.90%	7.13%
U.S. Equity	JNL/Mellon Nasdaq® 100 Index Fund
	(Mellon Investments Corporation)	0.65%	-32.82%	11.64%	15.41%
U.S. Equity	JNL/Mellon S&P 500 Index Fund
	(Mellon Investments Corporation)	0.52%	-18.53%	8.87%	11.98%
U.S. Equity	JNL/Mellon S&P 400 MidCap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	-13.54%	6.13%	10.21%
U.S. Equity	JNL/Mellon Small Cap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	-16.64%	5.34%	9.80%
International/Global Equity	JNL/Mellon International Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.62%²	-14.20%	1.27%	4.24%
Fixed Income	JNL/Mellon Bond Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%²	-13.54%	-0.57%	0.46%
U.S. Equity	JNL/Mellon U.S. Stock Market Index Fund
	(Mellon Investments Corporation)	0.60%	-19.92%	8.14%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	-9.01%	7.36%	9.61%
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.71%	-19.99%	9.52%	N/A
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.91%	3.80%	10.42%	12.89%
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.94%	-8.09%	1.16%	N/A
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	0.95%	-11.79%	1.89%	0.80%
Fixed Income	JNL/PPM America Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.95%	-4.65%	1.25%	2.15%
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.75%	-11.72%	1.26%	3.06%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.78%	-14.08%	0.28%	1.62%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.67%	-8.02%	6.64%	9.91%
Allocation	JNL/T. Rowe Price Balanced Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.99%²	-17.64%	3.56%	N/A
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.98%²	-11.95%	8.72%	N/A
U.S. Equity	JNL/T. Rowe Price Established Growth Fund
	(T. Rowe Price Associates, Inc.)	0.83%²	-38.83%	4.41%	10.87%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.99%²	-22.07%	6.87%	11.68%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.71%²	-4.65%	0.77%	0.72%
Fixed Income	JNL/T. Rowe Price U.S. High Yield Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.94%²	-14.81%	-0.07%	N/A
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.88%²	-11.51%	7.59%	11.20%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.70%	-14.04%	2.06%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.70%	-15.42%	3.08%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	-16.60%	4.16%	N/A
Fixed Income	JNL/Western Asset Global Multi-Sector Bond Fund
	(Western Asset Management Company, LLC; Sub-Sub-Advisers: Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.)	1.00%	-5.72%	-3.06%	-0.95%
International/Global Equity	JNL/William Blair International Leaders Fund
	(William Blair Investment Management, LLC)	0.96%	-25.10%	-0.30%	3.43%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.72%	-13.95%	5.35%	7.71%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.89%	0.50%	8.44%	N/A
Sector Equity	JNL/WMC Global Real Estate Fund
	(Wellington Management Company LLP)	1.03%	-27.58%	-1.55%	2.02%
Fixed Income	JNL/WMC Government Money Market Fund
	(Wellington Management Company LLP)	0.56%	0.92%	0.76%	0.39%
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.78%	-4.84%	7.01%	9.99%
Allocation	JNL/Goldman Sachs Managed Conservative Fund
	(Goldman Sachs Asset Management, L.P.)	1.04%	-14.61%	0.89%	2.21%
Allocation	JNL/Goldman Sachs Managed Moderate Fund
	(Goldman Sachs Asset Management, L.P.)	1.05%	-16.51%	2.12%	4.00%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Allocation	JNL/Goldman Sachs Managed Moderate Growth Fund
	(Goldman Sachs Asset Management, L.P.)	1.06%	-18.94%	3.30%	5.64%
Allocation	JNL/Goldman Sachs Managed Growth Fund
	(Goldman Sachs Asset Management, L.P.)	1.09%	-21.14%	4.63%	7.59%
Allocation	JNL/Goldman Sachs Managed Aggressive Growth Fund
	(Goldman Sachs Asset Management, L.P.)	1.11%	-22.15%	5.17%	8.43%
Allocation	JNL Conservative Allocation Fund
		1.15%	-13.19%	1.07%	2.03%
Allocation	JNL Moderate Allocation Fund
		1.15%	-14.70%	2.29%	4.10%
Allocation	JNL Moderate Growth Allocation Fund
		1.17%	-15.77%	3.16%	5.69%
Allocation	JNL Growth Allocation Fund
		1.17%	-18.64%	3.61%	6.76%
Allocation	JNL Aggressive Growth Allocation Fund
		1.18%	-19.81%	3.98%	7.30%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

Portfolio Company Adviser [Text Block]	Jackson National Asset Management, LLC
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges apply for up to 7 years following your last Premium payment. They will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risk [Text Block]	Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.

Principal Risk [Text Block]	Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risk [Text Block]	Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson. Any obligations (including those of the Fixed Account), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. If Jackson experiences financial distress, it may not be able to meet its obligations to you.
Withdrawal Risk (Illiquidity Risk) [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). Withdrawal charges apply for up to seven years after your last Premium payment. They will reduce the value of your policy Contract if you withdraw money during that time. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the Contract. There may be adverse tax consequences if you make early withdrawals under the Contract.
Investment Restrictions [Member]
Prospectus:
Principal Risk [Text Block]
Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Dollar Cost Averaging Plus (DCA+), Earnings Sweep, Rebalancing programs and/or add-on benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.

Premium Payment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits or any GMWB. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.
Fees and Charges Risk [Member]
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of Contract fees and charges (including withdrawal charges), and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement and disclosed in the fee tables.
Possible Adverse Tax Consequences Risk [Member]
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Risks Affecting our Administration of Your Contract [Member]
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract Owner information confidential).
Add-On Benefits Risk [Member]
Prospectus:
Principal Risk [Text Block]
Add-On Benefits. You may never need or use certain features provided by the Contract. In that case, you may pay for a feature for which you never realize any benefits.

Certain benefits are subject to conditions including waiting periods. You may die before you are able to access certain benefits under the Contract. Alternatively, you may not live long enough to receive enough benefit from the add-on benefits to exceed the amount of the fees you pay for those benefits. You may need to make early or excess withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits.

The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s add-on benefits available for an additional charge.

Certain benefits may limit withdrawals or other rights under the Contract. If your Contract includes one of the add-on benefits, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Add-on benefits are available at issue or on your Contract Anniversary. If you do not elect an add-on benefit at issue, it is likely that the rates associated with your add-on benefit, including the Bonus percentages, Guaranteed Withdrawal Balance Adjustment percentages, Guaranteed Annual Withdrawal Amount percentages, and Deferral Credit percentages may be lower than the rates you would have received if you had elected the add-on benefit at issue. It is also possible that the charge for the add-on benefit elected on your Contract Anniversary may be higher than the charge that would have been applicable if you had elected the add-on benefit at issue. Please note that we may make changes to which add-on benefits are available for election on your Contract Anniversary. For current availability of add-on benefits available for election post-issue, please see the most recent Post-Issue Rate Sheet Prospectus Supplement(s) at www.jackson.com/product-literature-2.html.

Conditions to Contract Benefits Risk [Member]
Prospectus:
Principal Risk [Text Block]	Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.
Alternatives to the Contract Risk [Member]
Prospectus:
Principal Risk [Text Block]	Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity Risk [Member]
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.
Fixed Account Option Rates [Member]
Prospectus:
Principal Risk [Text Block]	Fixed Account Option Rates. The rates we declare for the Fixed Account Options may be lower than you would find acceptable.
C000004694 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Balanced Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(13.76%)
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.04%
C000225794 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/American Funds Bond Fund of America Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(12.86%)
C000202635 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Capital Income Builder Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(7.52%)
C000085347 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/American Funds Capital World Bond Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(17.90%)
Average Annual Total Returns, 5 Years [Percent]	(2.07%)
Average Annual Total Returns, 10 Years [Percent]	(0.79%)
C000218222 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds Global Growth Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(25.05%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
C000085349 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds Global Small Capitalization Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(29.80%)
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	6.50%
C000218225 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds Growth Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(30.15%)
Average Annual Total Returns, 5 Years [Percent]	10.77%
Average Annual Total Returns, 10 Years [Percent]	13.22%
C000085351 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds Growth-Income Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	11.10%
C000085354 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds International Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(21.08%)
Average Annual Total Returns, 5 Years [Percent]	(1.41%)
Average Annual Total Returns, 10 Years [Percent]	3.52%
C000085355 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds New World Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(22.42%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.84%
C000085345 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds® Washington Mutual Investors Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(8.90%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	10.89%
C000153487 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL Multi-Manager Alternative Fund
Portfolio Company Subadviser [Text Block]	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC; and Western Asset Management Company, LLC)
Current Expenses [Percent]	2.19%
Average Annual Total Returns, 1 Year [Percent]	(10.41%)
Average Annual Total Returns, 5 Years [Percent]	0.77%
C000029600 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	(Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC; and Wellington Management Company LLP)
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(24.13%)
Average Annual Total Returns, 5 Years [Percent]	(4.47%)
Average Annual Total Returns, 10 Years [Percent]	(0.72%)
C000202637 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager International Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(30.44%)
C000172890 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	(Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(16.44%)
Average Annual Total Returns, 5 Years [Percent]	7.62%
C000004683 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(BAMCO, Inc.; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(31.08%)
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	9.05%
C000004705 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Value Fund
Portfolio Company Subadviser [Text Block]	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, LLC; River Road Asset Management, LLC; and WCM Investment Management, LLC)
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(12.16%)
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000218214 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL iShares Tactical Moderate Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(13.15%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.71%
C000218217 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL iShares Tactical Moderate Growth Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(14.36%)
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	5.51%
C000218218 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL iShares Tactical Growth Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(15.35%)
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	6.84%
C000111243 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Moderate Growth Allocation Fund
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(17.24%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	6.06%
C000111244 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Growth Allocation Fund
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(19.31%)
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	7.71%
C000234521 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/AB Sustainable Global Thematic Fund
Portfolio Company Subadviser [Text Block]	(AllianceBernstein L.P.)
Current Expenses [Percent]	1.16%
C000210327 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/AQR Large Cap Defensive Style Fund
Portfolio Company Subadviser [Text Block]	(AQR Capital Management, LLC)
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(8.57%)
C000192070 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Baillie Gifford International Growth Fund
Portfolio Company Subadviser [Text Block]	(Baillie Gifford Overseas Limited)
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(37.23%)
Average Annual Total Returns, 5 Years [Percent]	0.73%
C000090917 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/BlackRock Global Allocation Fund
Portfolio Company Subadviser [Text Block]	(BlackRock Investment Management, LLC)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	4.78%
C000039480 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/BlackRock Global Natural Resources Fund
Portfolio Company Subadviser [Text Block]	(BlackRock International Limited)
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	2.96%
C000004653 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/BlackRock Large Cap Select Growth Fund
Portfolio Company Subadviser [Text Block]	(BlackRock Investment Management, LLC)
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(37.88%)
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	11.66%
C000004631 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Causeway International Value Select Fund
Portfolio Company Subadviser [Text Block]	(Causeway Capital Management LLC)
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(7.05%)
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	3.51%
C000192056 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/ClearBridge Large Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(ClearBridge Investments, LLC)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(32.51%)
Average Annual Total Returns, 5 Years [Percent]	7.02%
C000210331 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/DFA International Core Equity Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
C000004672 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DFA U.S. Core Equity Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(15.60%)
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	11.44%
C000218178 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DFA U.S. Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(13.75%)
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	9.76%
C000004643 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Core Fixed Income Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(13.28%)
Average Annual Total Returns, 5 Years [Percent]	(0.53%)
Average Annual Total Returns, 10 Years [Percent]	0.75%
C000166582 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Emerging Markets Fixed Income Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.93%)
C000159263 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(23.70%)
Average Annual Total Returns, 5 Years [Percent]	6.82%
C000218180 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Total Return Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.02%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
C000004648 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Fidelity Institutional Asset Management® Total Bond Fund
Portfolio Company Subadviser [Text Block]	(FIAM LLC)
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(13.46%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	0.98%
C000106863 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/First Sentier Global Infrastructure Fund
Portfolio Company Subadviser [Text Block]	(First Sentier Investors (Australia) IM Ltd)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(4.01%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	5.18%
C000029596 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Franklin Templeton Income Fund
Portfolio Company Subadviser [Text Block]	(Franklin Advisers, Inc.)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	5.33%
C000054128 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Goldman Sachs 4 Fund
Portfolio Company Subadviser [Text Block]	(Goldman Sachs Asset Management, L.P)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(10.92%)
Average Annual Total Returns, 5 Years [Percent]	8.13%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000153488 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Harris Oakmark Global Equity Fund
Portfolio Company Subadviser [Text Block]	(Harris Associates L.P.)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	2.06%
C000192060 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Invesco Diversified Dividend Fund
Portfolio Company Subadviser [Text Block]	(Invesco Advisers, Inc.)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(1.97%)
Average Annual Total Returns, 5 Years [Percent]	6.09%
C000004641 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Invesco Global Growth Fund
Portfolio Company Subadviser [Text Block]	(Invesco Advisers, Inc.)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(32.23%)
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000004650 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Invesco Small Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(Invesco Advisers, Inc.)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(35.30%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	9.75%
C000138276 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/JPMorgan Global Allocation Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(19.04%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
C000202641 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/JPMorgan Hedged Equity Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(8.44%)
C000004704 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/JPMorgan MidCap Growth Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(27.08%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	12.92%
C000004649 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/JPMorgan U.S. Government & Quality Bond Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(11.66%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	0.49%
C000039493 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/JPMorgan U.S. Value Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(2.96%)
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	8.12%
C000202644 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Loomis Sayles Global Growth Fund
Portfolio Company Subadviser [Text Block]	(Loomis, Sayles & Company, L.P.)
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(26.25%)
C000218177 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Lord Abbett Short Duration Income Fund
Portfolio Company Subadviser [Text Block]	(Lord, Abbett & Co. LLC)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
C000218193 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon DowSM Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(7.46%)
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	11.79%
C000102953 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Mellon Emerging Markets Index Fund[3]
Portfolio Company Subadviser [Text Block]	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(18.97%)
Average Annual Total Returns, 5 Years [Percent]	(1.76%)
Average Annual Total Returns, 10 Years [Percent]	0.70%
C000218195 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Mellon World Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(18.05%)
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	7.13%
C000218197 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon Nasdaq® 100 Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(32.82%)
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.41%
C000004634 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon S&P 500 Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	11.98%
C000004635 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon S&P 400 MidCap Index Fund[3]
Portfolio Company Subadviser [Text Block]	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	10.21%
C000004636 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon Small Cap Index Fund[3]
Portfolio Company Subadviser [Text Block]	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	9.80%
C000004637 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Mellon International Index Fund[3]
Portfolio Company Subadviser [Text Block]	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(14.20%)
Average Annual Total Returns, 5 Years [Percent]	1.27%
Average Annual Total Returns, 10 Years [Percent]	4.24%
C000004638 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Mellon Bond Index Fund[3]
Portfolio Company Subadviser [Text Block]	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.46%
C000192075 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Mellon U.S. Stock Market Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(19.92%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
C000004629 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/MFS Mid Cap Value Fund
Portfolio Company Subadviser [Text Block]	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(9.01%)
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000179076 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Morningstar U.S. Sustainability Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(19.99%)
Average Annual Total Returns, 5 Years [Percent]	9.52%
C000218220 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Newton Equity Income Fund
Portfolio Company Subadviser [Text Block]	(Newton Investment Management North America, LLC)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	12.89%
C000192062 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Income Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(8.09%)
Average Annual Total Returns, 5 Years [Percent]	1.16%
C000029602 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Real Return Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(11.79%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	0.80%
C000095821 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America Floating Rate Income Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.; FIAM LLC)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(4.65%)
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	2.15%
C000004647 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America High Yield Bond Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	3.06%
C000166583 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America Total Return Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.08%)
Average Annual Total Returns, 5 Years [Percent]	0.28%
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000210333 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/RAFI® Multi-Factor U.S. Equity Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(8.02%)
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	9.91%
C000138280 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Balanced Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	3.56%
C000218189 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Capital Appreciation Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(11.95%)
Average Annual Total Returns, 5 Years [Percent]	8.72%
C000004656 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Established Growth Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(38.83%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	10.87%
C000004657 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Mid-Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(22.07%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.68%
C000029598 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Short-Term Bond Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(4.65%)
Average Annual Total Returns, 5 Years [Percent]	0.77%
Average Annual Total Returns, 10 Years [Percent]	0.72%
C000166581 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/T. Rowe Price U.S. High Yield Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(14.81%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
C000004658 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Value Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(11.51%)
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	11.20%
C000192068 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Moderate ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.04%)
Average Annual Total Returns, 5 Years [Percent]	2.06%
C000192078 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Moderate Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(15.42%)
Average Annual Total Returns, 5 Years [Percent]	3.08%
C000192080 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(16.60%)
Average Annual Total Returns, 5 Years [Percent]	4.16%
C000106861 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Western Asset Global Multi-Sector Bond Fund
Portfolio Company Subadviser [Text Block]	(Western Asset Management Company, LLC; Sub-Sub-Advisers: Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.)
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(5.72%)
Average Annual Total Returns, 5 Years [Percent]	(3.06%)
Average Annual Total Returns, 10 Years [Percent]	(0.95%)
C000004630 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/William Blair International Leaders Fund
Portfolio Company Subadviser [Text Block]	(William Blair Investment Management, LLC)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(25.10%)
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	3.43%
C000004651 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/WMC Balanced Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(13.95%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	7.71%
C000192064 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/WMC Equity Income Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	0.50%
Average Annual Total Returns, 5 Years [Percent]	8.44%
C000004639 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/WMC Global Real Estate Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(27.58%)
Average Annual Total Returns, 5 Years [Percent]	(1.55%)
Average Annual Total Returns, 10 Years [Percent]	2.02%
C000004654 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/WMC Government Money Market Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	0.92%
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	0.39%
C000004655 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/WMC Value Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(4.84%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000004659 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Goldman Sachs Managed Conservative Fund
Portfolio Company Subadviser [Text Block]	(Goldman Sachs Asset Management, L.P.)
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(14.61%)
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	2.21%
C000004660 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Goldman Sachs Managed Moderate Fund
Portfolio Company Subadviser [Text Block]	(Goldman Sachs Asset Management, L.P.)
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	4.00%
C000004662 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Goldman Sachs Managed Moderate Growth Fund
Portfolio Company Subadviser [Text Block]	(Goldman Sachs Asset Management, L.P.)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(18.94%)
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]	5.64%
C000004663 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Goldman Sachs Managed Growth Fund
Portfolio Company Subadviser [Text Block]	(Goldman Sachs Asset Management, L.P.)
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(21.14%)
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	7.59%
C000004664 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Goldman Sachs Managed Aggressive Growth Fund
Portfolio Company Subadviser [Text Block]	(Goldman Sachs Asset Management, L.P.)
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(22.15%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	8.43%
C000218198 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Conservative Allocation Fund
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(13.19%)
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	2.03%
C000218212 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate Allocation Fund
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	4.10%
C000039495 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate Growth Allocation Fund
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(15.77%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	5.69%
C000039496 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Growth Allocation Fund
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(18.64%)
Average Annual Total Returns, 5 Years [Percent]	3.61%
Average Annual Total Returns, 10 Years [Percent]	6.76%
C000039497 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Aggressive Growth Allocation Fund
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(19.81%)
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	Guarantees your Beneficiaries will receive a benefit of at least equal to the greater of your Contract Value or your total Premiums paid.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.
Name of Benefit [Text Block]	Basic Death Benefit
Premium Taxes [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes generally range from 0% to 3.5% and vary by state.
Expedited Delivery Charge [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 22.50
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Between Monday and Friday, the Expedited Delivery Charge is $10. On Saturday, the Expedited Delivery Charge is $22.50.
Wire Transfers [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Standard wire fees are $20, international wire fees are $25.
Roll-up Guaranteed Minimum Death Benefit (“GMDB”) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.80%
Name of Benefit [Text Block]	Roll-up GMDB
Purpose of Benefit [Text Block]	Provides a death benefit that increases at an annual interest rate until the Contract Anniversary immediately preceding the oldest Covered Life’s 81st birthday.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.80%
Brief Restrictions / Limitations [Text Block]
•Interest rate depends on age and date of election.
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Roll-up GMDB add-on death benefit.

Name of Benefit [Text Block]	Roll-up GMDB
Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Purpose of Benefit [Text Block]	Provides a new locked-in higher death benefit on each Contract quarterly anniversary (prior to the oldest Covered Life’s 81st birthday) if your investments increase in value
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Brief Restrictions / Limitations [Text Block]
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Highest Quarterly Anniversary Value GMDB add-on death benefit.

Name of Benefit [Text Block]	Highest Quarterly Anniversary Value GMDB
Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (“GMDB”) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Flex DB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Optional Benefit Expense, Footnotes [Text Block]	The maximum annual charges used in the table are based on election of the Flex Core benefit option. Prior to August 28, 2023, Flex DB was called LifeGuard Freedom Flex DB.
Name of Benefit [Text Block]	Flex DB (previously called LifeGuard Freedom Flex DB)
Purpose of Benefit [Text Block]	Provides a minimum death benefit equal, upon election, to the Flex GMWB Guaranteed Withdrawal Balance (GWB), and subsequently increased for net Premiums (subject to a maximum), and reduced for excess withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Optional Benefit Expense, Footnotes [Text Block]	The maximum annual charges used in the table are based on election of the Flex Core benefit option. Prior to August 28, 2023, Flex DB was called LifeGuard Freedom Flex DB.
Brief Restrictions / Limitations [Text Block]
•Available only at issue and only with the certain benefit options under the Flex GMWB (previously called the LifeGuard Freedom Flex GMWB).
•Withdrawal percentages depend on age and date of election.
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Flex DB add-on death benefit.

Name of Benefit [Text Block]	Flex DB (previously called LifeGuard Freedom Flex DB)
LifeGuard Freedom Accelerator DB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Name of Benefit [Text Block]	LifeGuard Freedom Accelerator DB
Purpose of Benefit [Text Block]	This benefit is a way to compliment your lifetime income with an enhanced death benefit. It provides a minimum death benefit equal, upon election, to the LifeGuard Freedom Accelerator Guaranteed Withdrawal Balance (GWB), and subsequently increased for net Premiums (subject to a maximum), and reduced for excess withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.40%
Brief Restrictions / Limitations [Text Block]
•Effective August 28, 2023, this benefit is no longer available for election.
•Available only at issue and in conjunction with the LifeGuard Freedom Accelerator GMWB.
•Withdrawal and deferral credit percentages depend on age and date of election.
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the LifeGuard Freedom Accelerator DB add-on death benefit.

Name of Benefit [Text Block]	LifeGuard Freedom Accelerator DB
For Life GMWB With Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Prior to August 28, 2023, Flex Net GMWB was called LifeGuard Freedom Net GMWB.The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex Net GMWB. The Flex Net GMWB includes different benefit options you may elect, and each benefit option results in different charges.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Prior to August 28, 2023, Flex Net GMWB was called LifeGuard Freedom Net GMWB.The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex Net GMWB. The Flex Net GMWB includes different benefit options you may elect, and each benefit option results in different charges.
Joint For Life GMWB With Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Prior to August 28, 2023, Flex Net With Joint Option GMWB was called LifeGuard Freedom Net With Joint Option GMWB.The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex Net with Joint Option GMWB. The Flex Net with Joint Option GMWB includes different benefit options you may elect, and each benefit option results in different charges.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Prior to August 28, 2023, Flex Net With Joint Option GMWB was called LifeGuard Freedom Net With Joint Option GMWB.The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex Net with Joint Option GMWB. The Flex Net with Joint Option GMWB includes different benefit options you may elect, and each benefit option results in different charges.
For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex GMWB. The Flex GMWB includes different benefit options you may elect, and each benefit option results in different charges.Prior to August 28, 2023, Flex GMWB was called LifeGuard Freedom Flex GMWB.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex GMWB. The Flex GMWB includes different benefit options you may elect, and each benefit option results in different charges.Prior to August 28, 2023, Flex GMWB was called LifeGuard Freedom Flex GMWB.
Joint For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex with Joint Option GMWB. The Flex with Joint Option GMWB includes different benefit options you may elect, and each benefit option results in different charges.Prior to August 28, 2023, Flex With Joint Option GMWB was called LifeGuard Freedom Flex With Joint Option GMWB.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum annual charges used in the table are based on election of the most expensive benefit option under the Flex with Joint Option GMWB. The Flex with Joint Option GMWB includes different benefit options you may elect, and each benefit option results in different charges.Prior to August 28, 2023, Flex With Joint Option GMWB was called LifeGuard Freedom Flex With Joint Option GMWB.
For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum annual charges used in the table are based on the GMWB charge assessed during the Accelerated Withdrawal Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum annual charges used in the table are based on the GMWB charge assessed during the Accelerated Withdrawal Period.
Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum annual charges used in the table are based on the GMWB charge assessed during the Accelerated Withdrawal Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	The maximum annual charges used in the table are based on the GMWB charge assessed during the Accelerated Withdrawal Period.
For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credit And Annual Step-Up [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%
Joint For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credit And Annual Step-Up [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Combination Roll-up and Highest Quarterly Anniversary Value GMDB
Purpose of Benefit [Text Block]	Provides a minimum death benefit equal to the greater of (ii) the Roll-up GMDB and (ii) the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
•Withdrawals could significantly reduce or terminate the benefit.
•Fee may be increased on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•May provide value after the Income Date.
•Availability of all add-on death benefits are subject to age limitations.
•Only one add-on death benefit may be elected.
•The Fixed Account Options are not available if you elect the Combination Roll-up and Highest Quarterly Anniversary Value GMDB add-on death benefit.

Name of Benefit [Text Block]	Combination Roll-up and Highest Quarterly Anniversary Value GMDB
Flex Net GMWB [Member]
Prospectus:
Name of Benefit [Text Block]	Flex Net GMWB (Single) and (Joint) (previously called Lifeguard Freedom Net GMWB)
Purpose of Benefit [Text Block]	This benefit provides a feature that allows you to have guaranteed income for life (or joint lives under the Joint for Life option) plus greater access to your earnings. It uses an annual bonus and step-ups to help increase your Guaranteed Withdrawal Balance (“GWB”), the “protected balance” from which you take income. The features of this benefit provide more flexibility so you can plan for your unique needs. The primary features are the Guaranteed Annual Withdrawal Amount (“GAWA”) and the Earnings Sensitive Adjustment (ESA). Your GAWA is the minimum amount of income you’ll be able to count on annually and is based on your age at the time of your first withdrawal. The ESA allows you to take more income when you have earnings over your previous year’s Contract Value (GMWB earnings).
Brief Restrictions / Limitations [Text Block]
•GAWA% depends on age and income stream included with selected benefit option at time of first withdrawal.
•Bonus applies for limited period and requires no withdrawals.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.

Name of Benefit [Text Block]	Flex Net GMWB (Single) and (Joint) (previously called Lifeguard Freedom Net GMWB)
Flex Net GMWB - Single Life Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Flex Net GMWB - Joint Life Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Flex GMWB [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Single) and (Joint) (previously called LifeGuard Freedom Flex GMWB)
Purpose of Benefit [Text Block]	Offers a unique level of flexibility because you can choose from a range of bonus options to increase your Guaranteed Withdrawal Balance (“GWB”). In down or flat market years, you can receive a bonus in years you don’t take withdrawals, when your contract does well, you can lock in investment gains with step-ups, and as your protected GWB steps up, your bonus amount can also grow.
Brief Restrictions / Limitations [Text Block]
•GAWA% depends on age and income stream level included with selected benefit option at time of first withdrawal.
•Bonus applies for limited period and requires no withdrawals.
•Amount of guaranteed withdrawals depends on the benefit option and specified combination of optional features under the benefit.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.

Name of Benefit [Text Block]	Flex GMWB (Single) and (Joint) (previously called LifeGuard Freedom Flex GMWB)
Flex GMWB - Single Life Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Flex GMWB - Joint Life Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Flex Strategic Income GMWB [Member]
Prospectus:
Name of Benefit [Text Block]	Flex Strategic Income GMWB (Single) and (Joint).
Purpose of Benefit [Text Block]	Guarantees the withdrawal of a minimum annual amount for life, regardless of the performance of the underlying investment options. Provides for a higher guaranteed annual withdrawal amount for a defined period.
Brief Restrictions / Limitations [Text Block]
•GAWA% depends on age at time of first withdrawal.
•GAWA after the expiration of the Accelerated Withdrawal Period and when the Contract Value has reduced to zero is calculated at a lower rate than GAWA during the Accelerated Withdrawal Period.
•Bonus applies for limited period and requires no withdrawals.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.

Name of Benefit [Text Block]	Flex Strategic Income GMWB (Single) and (Joint).
Flex Strategic Income GMWB - Single Life Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Flex Strategic Income GMWB - Joint Life Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
LifeGuard Freedom Accelerator GMWB [Member]
Prospectus:
Name of Benefit [Text Block]	LifeGuard Freedom Accelerator GMWB (Single) and (Joint)
Purpose of Benefit [Text Block]	This benefit is a way to provide you with protected lifetime income (or provide you and a joint Owner with protected lifetime income under the joint option). Annual step-ups in years in which the market performs well increase the Guaranteed Withdrawal Balance (“GWB”). In addition, annual Deferral Credits combine with the Guaranteed Annual Withdrawal Amount (“GAWA”) percentage and grow in years you wait to take income, regardless of what is happening in the market. May be appropriate for those individuals looking for opportunities for growth to increase the annual withdrawal amount and who are seeking flexibility to start and stop withdrawals, without negatively impacting the guarantees.
Brief Restrictions / Limitations [Text Block]
•Effective August 28, 2023, this benefit is no longer available for election.
•Initial GAWA% and deferral credit % depend on age on benefit effective date.
•Deferral credits apply for limited period and require no withdrawals.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•Withdrawals prior to start of For Life Guarantee and excess withdrawals could significantly reduce or terminate the benefit.
•Additional premiums limited.

Name of Benefit [Text Block]	LifeGuard Freedom Accelerator GMWB (Single) and (Joint)
LifeGuard Freedom Accelerator GMWB - Single Life Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%
LifeGuard Freedom Accelerator GMWB - Joint Life Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
MarketGuard Stretch GMWB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Name of Benefit [Text Block]	MarketGuard Stretch GMWB
Purpose of Benefit [Text Block]	GMWB guarantees partial withdrawals during the Contract’s accumulation phase until the earlies of (i) the Owner’s death, until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value, or (iii) the Contract Anniversary occurring in the GMWB Maturity Year.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Brief Restrictions / Limitations [Text Block]
•GAWA% depends on age and selected income stream at time of first withdrawal.
•The GWB can never be more than $10 million, and the GWB is reduced by each withdrawal.This GMWB is not available on a Contract that already has a GMWB.
•Effective April 27, 2020, this add-on benefit is no longer available on tax-qualified contracts.
Name of Benefit [Text Block]	MarketGuard Stretch GMWB
Terminal Illness Benefit/ Extended Care Benefit [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Terminal Illness Benefit/ Extended Care Benefit
Purpose of Benefit [Text Block]	Increases the amount that can be withdrawn from your Contract without a withdrawal charge if you experience certain qualifying events such as: (i) diagnosis with an illness that will result in your death within 12 months; or (ii) confinement to a nursing home or hospital for 90 consecutive days.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Maximum free withdrawal amount is $250,000 of your Contract Value.
•Can only be exercised once.
•Any Market Value Adjustment still applies.
•Physician’s statement required.
•Qualifying event must occur after the Contract was issued.

Name of Benefit [Text Block]	Terminal Illness Benefit/ Extended Care Benefit
Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
Name of Benefit [Text Block]	Rebalancing
Dollar Cost Averaging [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Dollar Cost Averaging Plus (DCA+) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Plus (DCA+)
Purpose of Benefit [Text Block]	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.

Name of Benefit [Text Block]	Dollar Cost Averaging Plus (DCA+)
Earnings Sweep [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Earnings Sweep
Purpose of Benefit [Text Block]	Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/WMC Government Money Market Investment Division).
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•May only be added within 30 days of the issue date of your Contract.•You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.
Name of Benefit [Text Block]	Earnings Sweep
Capital Protection Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Capital Protection Program
Purpose of Benefit [Text Block]	Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of your selected Fixed Account Option period, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s).
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Effective August 28, 2023, this benefit is no longer available for election.
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.
Name of Benefit [Text Block]	Capital Protection Program